Net Income Per Limited Partner Unit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Net Income Per Limited Partner Unit
Schedule of reconciliation of net income and the assumed allocation of net income to the limited partners' interest for purposes of computing net income per limited partner unit

The following table provides a reconciliation of net income and the assumed allocation of net income to the limited partners’ interest for purposes of computing net income per limited partner unit for the three and nine months ended September 30, 2014 and 2013 (in thousands, except per unit data):

	Three Months Ended September 30, 2014				Three Months Ended September 30, 2013
Numerator:	Total	Limited Partner Interest	General Partner Interest	IDRs	Total	Limited Partner Interest	General Partner Interest	IDRs
Net income attributable to Global Partners LP	$42,508	$40,885	$1,623	$—	$25,815	$24,773	$1,042	$—

Declared distribution	$19,319	$17,899	$150	$1,270	$17,425	$16,459	$138	$828
Assumed allocation of undistributed net income	23,189	22,986	203	—	8,390	8,314	76	—
Assumed allocation of net income	$42,508	$40,885	$353	$1,270	$25,815	$24,773	$214	$828

Denominator:
Basic weighted average limited partner units outstanding		27,183				27,333
Dilutive effect of phantom units		124				—
Diluted weighted average limited partner units outstanding		27,307				27,333

Basic net income per limited partner unit		$1.50				$0.91
Diluted net income per limited partner unit (1)		$1.50				$0.91

(1)

Basic units were used to calculate diluted net income per limited partner unit for the three months ended September 30, 2013, as using the effects of phantom units would have an anti-dilutive effect on income per limited partner unit.

	Nine Months Ended September 30, 2014				Nine Months Ended September 30, 2013
Numerator:	Total	Limited Partner Interest	General Partner Interest	IDRs	Total	Limited Partner Interest	General Partner Interest	IDRs
Net income attributable to Global Partners LP	$86,799	$82,635	$4,164	$—	$8,573	$6,267	$2,306	$—

Declared distribution	$56,414	$52,531	$439	$3,444	$51,196	$48,554	$407	$2,235
Assumed allocation of undistributed net income	30,385	30,104	281	—	(42,623)	(42,287)	(336)	—
Assumed allocation of net income	$86,799	$82,635	$720	$3,444	$8,573	$6,267	$71	$2,235

Denominator:
Basic weighted average limited partner units outstanding		27,229				27,350
Dilutive effect of phantom units		83				243
Diluted weighted average limited partner units outstanding		27,312				27,593

Basic net income per limited partner unit		$3.03				$0.23
Diluted net income per limited partner unit		$3.03				$0.23

The following table provides a reconciliation of net income and the assumed allocation of net income to the limited partners' interest for purposes of computing net income per limited partner unit (in thousands, except per unit data):

	Year Ended December 31, 2013
Numerator:	Total	Limited Partner Interest	General Partner Interest	IDRs
Net income attributable to Global Partners LP (1)	$42,615	$39,094	$3,521	$—

Declared distribution	$69,070	$65,356	$547	$3,167
Assumed allocation of undistributed net income	(26,455)	(26,262)	(193)	—

Assumed allocation of net income	$42,615	$39,094	$354	$3,167

Denominator:
Basic weighted average limited partner units outstanding		27,329
Dilutive effect of phantom units		231

Diluted weighted average limited partner units outstanding		27,560
Basic net income per limited partner unit		$1.43

Diluted net income per limited partner unit		$1.42

	Year Ended December 31, 2012
Numerator:	Total	Limited Partner Interest	General Partner Interest	IDRs
Net income attributable to Global Partners LP (1)	$46,743	$45,531	$1,212	$—

Declared distribution	$60,132	$58,360	$489	$1,283
Adjustment to distribution in connection with the Alliance acquisition (2)	(1,929)	(1,929)	—	—

Adjusted declared distribution	58,203	56,431	489	1,283
Assumed allocation of undistributed net income	(11,460)	(10,900)	(560)	—

Assumed allocation of net income	$46,743	$45,531	$(71)	$1,283

Denominator:
Basic weighted average limited partner units outstanding		26,393
Dilutive effect of phantom units		174

Diluted weighted average limited partner units outstanding		26,567
Basic net income per limited partner unit		$1.73

Diluted net income per limited partner unit		$1.71

	Year Ended December 31, 2011
Numerator:	Total	Limited Partner Interest	General Partner Interest	IDRs
Net income attributable to Global Partners LP (3)	$19,352	$18,668	$684	$—

Declared distribution	$44,112	$43,160	$464	$488
Assumed allocation of undistributed net income	(24,760)	(24,492)	(268)	—

Assumed allocation of net income	$19,352	$18,668	$196	$488

Denominator:
Basic weighted average limited partner units outstanding		21,280
Dilutive effect of phantom units		194

Diluted weighted average limited partner units outstanding		21,474
Basic net income per limited partner unit		$0.88

Diluted net income per limited partner unit		$0.87

(1)
Calculation includes the effect of the March 1, 2012 issuance of 5,850,000 common units in connection with the acquisition of Alliance (see Note 3). As a result, the general partner interest was 0.83% and, based on a weighted average, 0.86% for the years ended December 31, 2013 and 2012, respectively.

(2)
In connection with the acquisition of Alliance on March 1, 2012 and the issuance of 5,850,000 common units, the Contribution Agreement provided that any declared distribution for the first quarter of 2012 reflect the seller's actual period of ownership during that quarter. The payment by the seller of $1.9 million reflects the timing of the transaction (March 1), the seller's 31 days of actual unit ownership in the 91 days of the quarter and the net receipt by seller ($1.0 million) of a pro-rated portion of the quarterly cash distribution of $0.50 per unit paid on the issued 5,850,000 common units.

(3)
Calculation includes the effect of the Partnership's November 2010 and February 2011 public offerings. As a result, the general partner interest was, based on a weighted average, 1.09% for year ended December 31, 2011.